Organization and Summary of Significant Accounting Policies - Unamortized Discount (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Amortization of debt discount	$ 210,000
Original issuance discount	210,000	$ 0
Accumulated amortization	(210,000)	0
Unamortized discount, net	$ 0	$ 0